Expense Example, No Redemption - Retail Class - Transamerica Dynamic Income	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	605	900	1,215	2,109	212	676	1,165	2,516	111	359	627	1,392